Cash flow information	12 Months Ended
Dec. 31, 2025
Information
Cash flow information

41.Cash flow information

Net financial liabilities reconciliation:

	Debt
	securities	Loans and	Lease		Derivative
	issued	Borrowings	liabilities	Total	Instruments, net	Total
Balance at 1 January 2025	(48,584,119)	(81,676,962)	(6,312,314)	(136,573,395)	2,025,749	(134,547,646)
Cash inflows	(51,166,565)	(90,940,793)	—	(142,107,358)	(9,747,641)	(151,854,999)
Cash outflows	39,644,427	101,680,015	9,036,861	150,361,303	9,136,039	159,497,342
Other non-cash movements	(22,421,049)	(24,976,749)	(20,804,246)	(68,202,044)	(902,500)	(69,104,544)
Inflation adjustment	14,660,439	20,616,547	2,595,382	37,872,368	(265,013)	37,607,355
Balance at 31 December 2025	(67,866,867)	(75,297,942)	(15,484,317)	(158,649,126)	246,634	(158,402,492)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Instruments, net	Total
Balance at 1 January 2024	(60,224,298)	(94,090,986)	(4,587,673)	(158,902,957)	3,194,522	(155,708,435)
Cash inflows	(19,464,996)	(64,290,665)	—	(83,755,661)	7,091,034	(76,664,627)
Cash outflows	25,859,125	65,650,854	6,576,587	98,086,566	(7,580,966)	90,505,600
Other non-cash movements	(14,210,421)	(20,107,978)	(10,121,595)	(44,439,994)	404,611	(44,035,383)
Inflation adjustment	19,456,471	31,161,813	1,820,367	52,438,651	(1,083,452)	51,355,199
Balance at 31 December 2024	(48,584,119)	(81,676,962)	(6,312,314)	(136,573,395)	2,025,749	(134,547,646)